Federated American Leaders Fund II

Supplement to the Prospectus dated April 22, 1997

1. Please delete the section entitled "Convertible Securities" in your prospectus and replace it with the following:

         "Convertible Securities

         Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

         Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it."

2. Please delete the first sentence of the section entitled "Dividends" and replace it with the following:

         "Dividends on shares of the Fund are declared and paid annually."

3. Please be advised that Peter R. Anderson no longer serves as a portfolio manager of the Fund. Therefore, please delete Peter R. Anderson's biographical information from the sub-section entitled
    "Adviser's Background."

                                 August 21, 1997





[GRAPHIC OMITTED]

        Cusip 313916405
        G01305-06 (8/97)
[GRAPHIC OMITTED]





[GRAPHIC OMITTED]

        Cusip 313916405
        G01305-14 (8/97)

Federated American Leaders Fund II

Supplement to the Statement of Additional Information dated April 22, 1997

1. Please replace the section entitled "Convertible Securities" with the following:

         "Convertible Securities

         Dividend Enhanced Convertible Stock ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

         Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises."

                                 August 21, 1997








Federated Utility Fund II

Supplement to the Prospectus dated April 22, 1997

1. Please delete the section entitled "Securities of Foreign Issuers" in your prospectus and replace it with the following:

         "Securities of Foreign Issuers. The Fund may invest in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts as well as securities of foreign issuers that trade on foreign stock exchanges. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

         Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries.

         The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest in the utility and other securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems. (See "Risk Considerations in Developing Countries.")"

2. Please delete the section entitled "Convertible Securities" in your prospectus and replace it with the following:

         "Convertible Securities

         Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

         Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it."

3. Please delete the first sentence of the section entitled "Dividends" and replace it with the following:

         "Dividends on shares of the Fund are declared and paid annually."

4. On May 15, 1997, the Board of Directors approved a sub-advisory agreement between Federated Advisers and Federated Global Research Corp. on behalf of the Fund, effective June 1, 1997. Accordingly, please delete the second paragraph of the section entitled "Investment Adviser" and the sub-sections entitled "Advisory Fees" and "Adviser's Background" from your prospectus and replace them with the following:

         "Advisory Fees. The adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver and reimbursement of expenses at any time at its sole discretion.

         Adviser's Background. Federated Advisers, a Delaware business trust organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940.

         Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the fund's investment adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Fund's investment adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the adviser.

         Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

         Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

         The adviser and the Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F.
         Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

         Federated Advisers, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

         Linda A Duessel has been a portfolio manager for the Fund since April
          1995. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Adviser since 1995. Ms.
         Duessel was an Assistant Vice President of the Adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

          Steven J. Lehman will be named a portfolio manager of the Fund effective August 1997. Mr. Lehman joined the Adviser in May 1997 as a Vice President.  From 1985 to May 1997, Mr. Lehman served as
          a  Portfolio  Manager,  then  Vice   President/Senior   Portfolio
          Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A.
          from the University of Chicago.

          Drew J.  Collins has been a  portfolio  manager of the Fund since July
               1997. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Henry A. Frantzen has been a portfolio manager of the Fund since July 1997. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

         The Trust, the adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties."

                                 August 21, 1997





[GRAPHIC OMITTED]

        Cusip 313916108
        G01305-02 (8/97)
[GRAPHIC OMITTED]





[GRAPHIC OMITTED]

        Cusip 313916108
        G01305 10 (8/97)

Federated Utility Fund II

Supplement to the Statement of Additional Information dated April 22, 1997

1. Please insert a section entitled "Convertible Securities" immediately following the section entitled "U.S. Government Obligations":

         "Convertible Securities

         Dividend Enhanced Convertible Stock ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

         Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises."

2. Please add the following immediately following the section entitled "Advisory Fees":

         "Sub-Adviser to the Fund

          The Fund's sub-adviser is Federated Global Research Corp. (the "Sub-Adviser").

         Sub-Advisory Fees

          For  its sub-advisory  services, the Sub-Adviser receives an allocable
               portion  of  the  Fund's   advisory   fee  as  described  in  the
               prospectus."

                                 August 21, 1997






Federated Fund for U.S. Government Securities II

Supplement to the Prospectus dated April 22, 1997



Please delete the first sentence of the section entitled "Dividends" and replace it with the following:

         "Dividends on shares of the Fund are declared and paid annually."

                                 August 21, 1997





[GRAPHIC OMITTED]

        Cusip 313916207
        G01305-18 (8/97)
[GRAPHIC OMITTED]








Federated High Income Bond Fund II

Supplement to the Prospectus dated April 22, 1997

1. Please delete the first sentence of the first full paragraph following the bullet points under the section entitled "Acceptable Investments" and replace it with the following:

         "The securities in which the Fund may invest are generally rated BBB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or are not rated but are determined by the Fund's investment adviser to be of comparable quality, and may include bonds in default."

2. Please insert a section entitled "Convertible Securities" immediately preceding the section entitled "Temporary Investments" in your prospectus:

         "Convertible Securities

         Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

         Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Convertible securities rated below investment grade may be subject to some of the same risks as lower-rated bonds."

3. Please delete the first sentence of the section entitled "Dividends" and replace it with the following:

         "Dividends on shares of the Fund are declared and paid annually."

4. Please insert the following as the last paragraph of the sub-section entitled "Adviser's Background":

"William F. Stotz has been the Fund's portfolio manager since August 1997. Mr. Stotz joined Federated Investors in 1993 as an Investment Analyst. He served as an Assistant Vice President in 1994 and 1995; in October 1995 he was named a Vice President of the Fund's adviser. Mr. Stotz earned his M.B.A., concentrating in Finance, from the University of Massachusetts."



                                 August 21, 1997





[GRAPHIC OMITTED]

        Cusip 313916306
        G01305-04 (8/97)
[GRAPHIC OMITTED]





[GRAPHIC OMITTED]

        Cusip 313916306
        G01305-12 (8/97)

Federated High Income Bond Fund II

Supplement to the Statement of Additional Information dated April 22, 1997

1. Please insert a section entitled "Convertible Securities" immediately preceding the section entitled "Temporary Investments":

         "Convertible Securities

         Dividend Enhanced Convertible Stock ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

         Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises."

                                 August 21, 1997




Federated International Equity Fund II

Supplement to the Prospectus dated April 22, 1997

1.  Please  delete  the  section  entitled  "Convertible   Securities"  in  your
prospectus and replace it with the following:

         "Convertible Securities

         Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

         Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it."



                                 August 21, 1997





[GRAPHIC OMITTED]

        Cusip 313916603
        G01305-07 (8/97)
[GRAPHIC OMITTED]







[GRAPHIC OMITTED]

        Cusip 313916603
        G01305-15 (8/97)

Federated International Equity Fund II

Supplement to the Statement of Additional Information dated April 22, 1997

1. Please insert a section entitled "Convertible Securities" immediately following the section entitled "Types of Investments":

         "Convertible Securities

         Dividend Enhanced Convertible Stock ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

         Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises."

                                 August 21, 1997




Federated Growth Strategies Fund II

Supplement to the Prospectus dated April 22, 1997

1.  Please  delete  the  section  entitled  "Convertible   Securities"  in  your
prospectus and replace it with the following:

         "Convertible Securities

         Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

         Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it."

2. Please insert the following as the last paragraph of the sub-section entitled "Adviser's Background":

"Salvatore Esposito will be a portfolio manager of the Fund effective August 1997. Mr. Esposito joined Federated Investors in 1995 as an Investment Analyst of the Fund's adviser. From 1987 to 1995, Mr. Esposito served in various positions at PNC Bank, culminating in that of Vice President/Lead Reviewer. Mr. Esposito earned his M.B.A., concentrating in Finance, from Duquesne University."



                                 August 21, 1997





[GRAPHIC OMITTED]

        Cusip 313916702
        G01305-03 (8/97)
[GRAPHIC OMITTED]







[GRAPHIC OMITTED]

        Cusip 313916702
        G01305-11 (8/97)

Federated Growth Strategies Fund II

Supplement to the Statement of Additional Information dated April 22, 1997

1. Please replace the section entitled "Convertible Securities" with the following:

         "Convertible Securities

         Dividend Enhanced Convertible Stock ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

         Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises."

                                 August 21, 1997






Federated Equity Income Fund II

Supplement to the Prospectus dated April 22, 1997
1. Please delete the section entitled "Convertible Securities" in your prospectus and replace it with the following:
         "Convertible Securities
         Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue). Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it."

2. Please delete the section entitled "Foreign Securities" and replace it with the following:
         "American Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs") issued by U.S. Banks as a substitute for direct ownership of securities of foreign companies. ADRs are traded in the United States on stock exchanges and in the over-the-counter markets like stocks of domestic companies. Securities of Foreign Issuers. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest in the securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell securities. Other differences between investing in foreign and U.S. companies include: less publicly available information about foreign companies; the lack of uniform financial accounting standards applicable to foreign companies; less readily available market quotations on foreign companies; differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; generally lower foreign stock market value; the likelihood that foreign securities may be less liquid or more volatile; foreign brokerage commissions may be higher; unreliable mail service between countries; and political or financial changes which adversely affect investments in some countries. Securities prices in developing countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, developing countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries. The economies of developing countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in developing countries may trade a small number of securities and may be unable to respond effectively to increased trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in developing countries typically offer less regulatory protection for investors. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted."

3. Please delete the first sentence of the section entitled "Dividends" and replace it with the following:
         "Dividends on shares of the Fund are declared and paid annually."

4. Please insert the following as the last paragraph of the sub-section entitled "Adviser's Background":
"Steven J. Lehman will be named a portfolio manager of the Fund effective August 1997. Mr. Lehman joined the Adviser in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago."

                                 August 21, 1997

[GRAPHIC OMITTED]

        Cusip 313916801
        G01305-05 (8/97)
[GRAPHIC OMITTED]









[GRAPHIC OMITTED]

        Cusip 313916801
        G01305-13 (8/97)

Federated Equity Income Fund II

Supplement to the Statement of Additional Information dated April 22, 1997

1. Please replace the section entitled "Convertible Securities" with the following:

         "Convertible Securities

         Dividend Enhanced Convertible Stock ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

         Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises."

                                 August 21, 1997






Federated Insurance Series

Federated American Leaders Fund II
Federated Growth Strategies Fund II
Federated Utility Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated International Equity Fund II
Federated Equity Income Fund II
Supplement to the Combined Prospectus dated April 22, 1997

1. Please delete the section entitled "Securities of Foreign Issuers" under the heading entitled "Federated Utility Fund II - Investment Information" and replace it with the following:

         "Securities of Foreign Issuers. The Fund may invest in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts as well as securities of foreign issuers that trade on foreign stock exchanges. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

         Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries.

         The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest in the utility and other securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems. (See "Risk Considerations in Developing Countries.")"

2. Please delete the first sentence of the first full paragraph following the bullet points under the heading entitled "Federated High Income Bond Fund II - Investment Information" and the sub-heading entitled "Acceptable Investments" and replace it with the following:

         "The securities in which the Fund may invest are generally rated BBB or lower by S&P or Fitch or Baa or lower by Moody's, or are not rated but are determined by the Fund's investment adviser to be of comparable quality, and may include bonds in default."

3. Please delete the section entitled "Foreign Securities" under the heading entitled "Federated Equity Income Fund II - Investment Policies" and replace it with the following:

         "American Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs") issued by U.S. Banks as a substitute for direct ownership of securities of foreign companies. ADRs are traded in the United States on stock exchanges and in the over-the-counter markets like stocks of domestic companies.

         Securities of Foreign Issuers. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest in the securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell securities. Other differences between investing in foreign and U.S. companies include: less publicly available information about foreign companies; the lack of uniform financial accounting standards applicable to foreign companies; less readily available market quotations on foreign companies; differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; generally lower foreign stock market value; the likelihood that foreign securities may be less liquid or more volatile; foreign brokerage commissions may be higher; unreliable mail service between countries; and political or financial changes which adversely affect investments in some countries. Securities prices in developing countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, developing countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries. The economies of developing countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in developing countries may trade a small number of securities and may be unable to respond effectively to increased trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in developing countries typically offer less regulatory protection for investors. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted."

4. Please delete the section entitled "Convertible Securities" under the heading "Investment Policies and Practices" and replace it with the following:

         "Convertible Securities

         Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II and Federated Equity Income Fund II may invest in convertible securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

         Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it."

5. Please delete the first paragraph of the section entitled "Dividends" and replace it with the following:

         "Dividends on shares of Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated International Equity Fund II and Federated Equity Income Fund II are declared and paid annually. Dividends are shares of Federated Prime Money Fund II are declared daily and paid monthly."

6. On May 15, 1997, the Board of Trustees approved a sub-advisory agreement between Federated Advisers and Federated Global Research Corp. on behalf of Federated Utility Fund II, effective June 1, 1997. Accordingly, please delete the second paragraph of the sub-section entitled "Investment Advisers" and replace it with the following:

         "Sub-Adviser. Under the terms of the sub-advisory agreement between the Federated Advisers and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide Federated Utility Fund II's investment adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the adviser.

         The Funds, the Advisers and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties."

7. Please insert the following section immediately following the sub-section entitled "Advisory Fees.":

         "Sub-Advisory Fees. For its services under the sub-advisory agreement, the Sub-Adviser receives an allocable portion of Federated Utility Fund II's advisory fee. Such allocation is based on the amount of foreign securities with the Sub-Adviser manages for Federated Utility Fund II. This fee is paid by Federated Utility Fund II's investment adviser out of its resources and is not an incremental Fund expense."

8. Please change the heading of the section entitled "Advisers' Background" to "Advisers' and Sub-Adviser's Background."

9. Please delete the biographical information for Peter R. Anderson under the ]heading entitled "Fund Managers-Federated American Leaders Fund II." In this same section, please note the following typographical error: "Michael J. Donnelly" should be changed to "Michael P. Donnelly."

10. Please add the following biographical information for Salvatore Esposito immediately following the biographical information for James E. Grefenstette under the heading entitled "Fund Managers Federated Growth Strategies Fund II":

               "Salvatore  Esposito  will be a  portfolio  manager  of the  Fund effective August 1997. Mr. Esposito joined Federated Investors in 1995 as an Investment Analyst of the Fund's adviser. From 1987 to 1995, Mr. Esposito served in various positions at PNC Bank, culminating in that of Vice President/Lead Reviewer. Mr. Esposito earned his M.B.A., concentrating in Finance, from Duquesne University."

11. Please insert the following biographical information for Steven J. Lehman, Drew J. Collins and Henry A. Frantzen immediately following the biographical information for Linda A. Duessel under the heading entitled "Fund Managers - Federated Utility Fund II and Federated Equity Income Fund II":

"Steven J. Lehman will be named a portfolio manager of Federated Utility Fund II and Federated Equity Income Fund II effective August 1997. Mr. Lehman joined the Adviser in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

Drew J. Collins has been a portfolio manager of the Federated Utility Fund II since July 1997. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Henry A. Frantzen has been a portfolio manager of the Federated Utility Fund II since July 1997. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995."

12. Please insert the following biographical information for William Stotz immediately following the biographical information for Mark E. Durbiano under the heading entitled "Fund Managers - Federated High Income Bond Fund II":

"William F. Stotz has been a portfolio manager of Federated High Income Bond Fund II since August 1997. Mr. Stotz joined Federated Investors in 1993 as an Investment Analyst. He served as an Assistant Vice President in 1994 and 1995; in October 1995 he was named a Vice President of the Fund's adviser. Mr. Stotz earned his M.B.A., concentrating in Finance, from the University of Massachusetts."

                                 August 21, 1997





[GRAPHIC OMITTED]

        Cusip 313916306 Cusip 313916702 Cusip 313916108 Cusip 313916504 Cusip
        313916603 Cusip 313916405 Cusip 313916207 Cusip 313916801 G01305-08
        (8/97)
[GRAPHIC OMITTED]








Federated Insurance Series

Federated American Leaders Fund II
Federated Growth Strategies Fund II
Federated Utility Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated International Equity Fund II
Federated Equity Income Fund II
Supplement to the Statement of Additional Information dated April 22, 1997

1. Please replace the section entitled "Convertible Securities" under the section entitled "Types of Investments - Federated American Leaders Fund II" with the following:

         "Convertible Securities

         Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II and Federated Equity Income Fund II may invest in convertible securities. Dividend Enhanced Convertible Stock ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

         Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises."

2. Please delete the section entitled "Advisers to the Funds" and replace it with the following:

         "Advisers and Sub-Adviser to the Funds

Federated Advisers is the investment adviser to Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II and Federated Equity Income Fund II. Federated Global Research Corp. is the investment adviser to Federated International Equity Fund II and the Sub-Adviser to Federated Utility Fund II. Federated Advisers and Federated Global Research Corp. are subsidiaries of Federated Investors. All voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

         Federated Advisers and Federated Global Research Corp. shall not be liable to the Funds or any shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon their contracts with the Trust."

3. Please insert the following section immediately following the section entitled "Advisory Fees:"

         "Sub-Advisory Fees

For its sub-advisory services, the Federated Global Research Corp. receives an allocable portion of the Federated Utility Fund II's advisory fee as described in the prospectus."



                                 August 21, 1997













































[GRAPHIC OMITTED]

        Cusip 313916306 Cusip 313916702 Cusip 313916108 Cusip 313916504 Cusip
        313916603 Cusip 313916405 Cusip 313916207 Cusip 313916801 G01305-16
        (8/97)







Federated Insurance Series

Federated Utility Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Supplement to the Combined Prospectus dated April 22, 1997

1. Please delete the section entitled "Securities of Foreign Issuers" under the heading entitled "Federated Utility Fund II - Investment Information" and
replace it with the following:

         "Securities of Foreign Issuers. The Fund may invest in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts as well as securities of foreign issuers that trade on foreign stock exchanges. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

         Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries.

         The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest in the utility and other securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems. (See "Risk Considerations in Developing Countries.")"

2. Please delete the section entitled "Convertible Securities" under the heading "Federated Utility Fund II - Investment Information."

3. Please delete the first sentence of the first full paragraph following the bullet points under the heading entitled "Federated High Income Bond Fund II - Investment Information" and the sub-heading entitled "Acceptable Investments" and replace it with the following:

         "The securities in which the Fund may invest are generally rated BBB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or are not rated but are determined by the Fund's investment adviser to be of comparable quality, and may include bonds in default."

4. Please insert a section entitled "Convertible Securities" under the heading "Investment Practices":

         "Convertible Securities

         Federated Utility Fund II and Federated High Income Bond Fund II may invest in convertible securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

         Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it."

5. Please delete the first paragraph of the section entitled "Dividends" and replace it with the following:

         "Dividends on shares of Federated Utility Fund II, Federated High Income Bond Fund II and Federated Fund for U.S. Government Securities II are declared and paid annually."

6. On May 15, 1997, the Board of Trustees approved a sub-advisory agreement between Federated Advisers and Federated Global Research Corp. on behalf of the Fund, effective June 1, 1997. Accordingly, please delete the second paragraph of the section entitled "Investment Adviser" and the sub-sections entitled "Advisory Fees" and "Adviser's Background" from your prospectus and replace them with the following:

         "Advisory Fees. The adviser receives an annual investment advisory fee equal to .75% of the average daily net assets for Federated Utility Fund II and 0.60% of the average daily net assets for Federated Fund for U.S. Government Securities II and Federated High Income Bond Fund
         II. The adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver and reimbursement of expenses at any time at its sole discretion.

         Adviser's Background. Federated Advisers, a Delaware business trust organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940.

         Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Federated Advisers and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Federated Utility Fund II's investment adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

         Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Federated Utility Fund II's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Federated Utility Fund II. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

         Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

         The adviser and the Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F.
         Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

         Federated Advisers, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

         The Funds, the adviser and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties."

7. Please insert the following biographical information for Steven J. Lehman, Drew J. Collins and Henry A. Frantzen immediately following the biographical information for Linda A. Duessel under the heading entitled "Fund Managers - Federated Utility Fund II":

         "Steven J. Lehman will be named a portfolio manager of the Fund effective August 1997. Mr. Lehman joined the Adviser in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

Drew J. Collins has been a portfolio manager of the Fund since July 1997. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Henry A. Frantzen has been a portfolio manager of the Fund since July 1997. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995."

8. Please insert the following biographical information for William Stotz immediately following the biographical information for Mark E. Durbiano under the heading entitled "Fund Managers - Federated High Income Bond Fund II:

"William F. Stotz has been a portfolio manager of Federated High Income Bond Fund II since August 1997. Mr. Stotz joined Federated Investors in 1993 as an Investment Analyst. He served as an Assistant Vice President in 1994 and 1995; in October 1995 he was named a Vice President of the Fund's adviser. Mr. Stotz earned his M.B.A., concentrating in Finance, from the University of Massachusetts."

                                 August 21, 1997





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Federated Insurance Series

Federated Utility Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Supplement to the Statement of Additional Information dated April 22, 1997

1. Please insert a section entitled "Convertible Securities" under the heading entitled "Investment Practices of the Funds":

         "Convertible Securities

         Federated Utility Fund II and Federated High Income Bond Fund II may invest in convertible securities. Dividend Enhanced Convertible Stock ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

         Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises."

2. Please delete the section entitled "Advisers to the Funds" and replace it with the following:

         "Advisers and Sub-Adviser to the Funds

Federated Advisers is the investment adviser to Federated Utility Fund II, Federated Fund for U.S. Government Securities II and Federated High Income Bond Fund II. Federated Global Research Corp. is the Sub-Adviser to Federated Utility Fund II. Federated Advisers and Federated Global Research Corp. are subsidiaries of Federated Investors. All voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

         Federated Advisers and Federated Global Research Corp. shall not be liable to the Funds or any shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon their contracts with the Trust."

3. Please insert the following section immediately following the section entitled "Advisory Fees:"

         "Sub-Advisory Fees

For its sub-advisory services, the Federated Global Research Corp. receives an allocable portion of the Federated Utility Fund II's advisory fee as described in the prospectus."

                                 August 21, 1997



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